Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash Flows From Operating Activities:
Net (loss) income for the year		$ (4,813,197)	$ 799,337	$ 880,217
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment		52,063	43,071	46,202
Lease expenses		116,754	70,410	43,195
Finance costs		26,681	18,366	24,624
Deferred income tax		124	696	(667)
Gain on disposal of property, plant and equipment		(896)
Change in cash value of life insurance policies				(1,708)
Share-based compensation		3,979,714
Provision for expected credit losses on trade receivables		56,385
Loss on lease termination		1,293
Changes in operating assets and liabilities:
Trade receivables, net		493,332	(446,192)	(655,722)
Deposits, prepayments and other receivables		115,067	(15,909)	(130,429)
Contract asset		(245,932)	(539,330)	(36,959)
Trade payables		411,414	(20,965)	78,886
Other payables and accruals		35,740	127,238	79,668
Advance from customers		(8,305)	(586)	(1,225)
Operating lease liabilities		(118,797)	(74,626)	(37,712)
Income tax payable		(85,501)	170,650	129,455
Amounts due with related parties			203,901	(330,553)
Net Cash Provided By Operating Activities		15,939	336,061	87,272
Cash Flows From Investing Activities:
Acquisition of property, plant and equipment		(13,775)	(5,699)	(25,402)
Proceeds from disposal of property, plant and equipment		896
Deposits for investments		(1,600,000)
Disposal of a subsidiary, net of cash disposed				(1,599)
Net Cash Used In Investing Activities		(1,612,879)	(5,699)	(27,001)
Cash Flows From Financing Activities:
Payment of dividend to shareholders	[1]		(508,072)
Proceeds from loan payables			180,000
Repayment of loan payables		(180,000)
Repayment of bank borrowings		(86,144)	(115,860)	(100,997)
Payment of finance lease liabilities		(68,904)	(28,208)	(28,099)
Subscription receivables		19,801
Proceeds from issuance of ordinary shares pursuant to IPO, net of offering cost		5,804,648
Payments of offering costs related to initial public offering		(249,366)	(204,964)
Net Cash Provided By (Used In) Financing Activities		5,240,035	(677,104)	(129,096)
Effect of movements in exchange rates on cash held		11,057	(611)	1,782
Net changes in cash		3,654,152	(347,353)	(67,043)
Cash at beginning of the year		101,535	448,888	515,931
Cash at end of the year		3,755,687	101,535	448,888
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest		26,681	18,366	23,922
Cash paid for taxes		99,871	41,465
Supplemental non-cash in investing and financing activities:
Right-of-use assets obtained in exchange for operating lease liabilities		$ 657,331		$ 115,838

[1]	A special dividend of $1,082,817 was declared on September 1, 2024 and of which $574,745 was offset with the amount due from related parties.